                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN SENIOR INCOME TRUST
PORTFOLIO OF INVESTMENTS - APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                     BANK LOAN
  AMOUNT                                      RATINGS +                   STATED
  (000)           BORROWER                 MOODY'S    S&P    COUPON     MATURITY *        VALUE
---------   ----------------------------   -------   ----   --------   -----------   --------------
            VARIABLE RATE** SENIOR LOAN INTERESTS 174.6%
            AEROSPACE/DEFENSE 5.0%
 $   745    Alion Science and
               Technology Corp.,
               Revolving Credit
               Agreement................   Ba3       B+        10.00%     08/02/09   $      726,375
   9,758    Alion Science and
               Technology Corp.,                             7.82 to
               Term Loan................   Ba2       B+         7.86      08/02/09        9,831,335
   3,192    Apptis, Inc., Term                               8.57 to
               Loan.....................   Ba3       B+         8.60      12/20/12        3,223,920
   1,577    ARINC, Inc., Term                                7.34 to
               Loan.....................   Ba3       BB         7.35      03/10/11        1,584,198
   2,446    Atlantic Marine
               Services, Term
               Loan.....................   B1        B+         9.25      03/22/14        2,456,520
   2,550    DeCrane Aircraft
               Holdings, Inc., Term
               Loan.....................   B1        B          8.10      02/21/13        2,572,312
   4,951    DynCorp International,
               LLC, Term Loan...........   Ba2       BB-        7.63      02/11/11        4,992,434
   5,500    Hawker Beechraft
               Acquisition Co.,                              7.32 to
               Term Loan................   Ba3       BB-        7.35      03/26/14        5,526,026
   8,621    IAP Worldwide
               Services, Inc., Term                          9.69 to   12/30/12 to
               Loan.....................   Caa2      CCC+      15.19      06/30/13        8,636,279
   5,360    ILC Industries, Inc.,
               Term Loan................   NR        NR         7.60      02/24/12        5,368,434
   8,655    K&F Industries, Inc.,
               Term Loan................   Ba3       B+         7.32      11/18/12        8,669,565
   2,111    Primus International,                            7.82 to
               Inc., Term Loan..........   NR        NR         9.75      06/07/12        2,121,671
   3,776    SI International, Inc.,                          7.33 to
               Term Loan................   Ba3       NR         7.40      02/09/11        3,785,354

   1,100    Tri-Star Electronics
               International, Term                           8.36 to
               Loan.....................   NR        NR         8.40      02/02/13        1,105,500
   4,750    Vangent, Inc., Term
               Loan.....................   Ba3       BB-        7.61      02/14/13        4,797,500
   3,647    Wesco Aircraft
               Hardware Corp.,                               7.60 to   09/29/13 to
               Term Loan................   Ba3       B+        11.10      03/28/14        3,686,179
   8,163    Wyle Laboratories,                               8.11 to   01/28/11 to
               Inc., Term Loan..........   NR        B-        11.86      07/28/11        8,228,097
                                                                                     --------------
                                                                                         77,311,699
                                                                                     --------------
            AUTOMOTIVE 7.9%
   6,646    Accuride Corp., Term
               Loan.....................   Ba3       B+         7.38      01/31/12        6,693,440
   1,990    Acument Global
               Technologies, Inc.,
               Term Loan................   B2        B+         8.85      08/11/13        2,004,925
   4,450    Dana Corp., Term
               Loan.....................   B2        BB-        7.88      04/13/08        4,464,948
  15,384    Federal-Mogul Corp.,
               Revolving Credit
               Agreement (a)............   NR        NR         9.07      07/01/07       15,441,199
  15,521    Federal-Mogul Corp.,
               Term Loan (a)............   NR        NR         9.07      07/01/07       15,603,340
  19,202    Ford Motor Co., Term
               Loan (b).................   Ba3       B          8.36      12/15/13       19,356,104
   3,369    Heartland Automotive
               Holdings, Inc., Term                          9.10 to
               Loan.....................   NR        NR         9.11      02/27/12        3,371,331
  10,678    MetoKote Corp., Term                             8.32 to
               Loan.....................   B2        B+         8.36      11/27/11       10,730,946
   2,180    Navistar International
               Corp., Revolving                              5.22 to
               Credit Agreement.........   NR        BB-        8.61      01/19/12        2,213,153
   5,995    Navistar International
               Corp., Term Loan.........   NR        BB-        8.61      01/19/12        6,086,172

  13,466    Oshkosh Truck Corp.,
               Term Loan................   Ba3       BB         7.35      12/06/13       13,523,064
     949    Performance
               Transportation
               Services, Inc., Term
               Loan.....................   NR        NR         8.57      01/26/12          953,610
   6,088    Polypore, Inc., Term
               Loan.....................   Ba3       B          8.32      11/12/11        6,118,693
   1,493    Precision Partners,
               Inc., Term Loan..........   B2        B+         9.35      10/27/13        1,466,381
   7,450    Sensata Technologies,
               Inc., Term Loan..........   B1        BB-        7.11      04/27/13        7,454,422
   3,300    Tenneco Automotive,
               Inc., Term Loan..........   Ba1       BB         6.82      03/16/14        3,310,313
   2,908    United Components,
               Inc., Term Loan..........   Ba3       B+         7.61      06/30/12        2,925,679
                                                                                     --------------
                                                                                        121,717,720
                                                                                     --------------
            BANKING 0.7%
  10,962    Dollar Financial Corp.,                          8.05 to
               Term Loan................   B3        BB-        8.30      10/30/12       11,021,448
                                                                                     --------------
            BEVERAGE, FOOD & TOBACCO 9.5%
  12,893    Acosta Sales Co., Inc.,
               Term Loan................   NR        NR         7.57      07/28/13       13,008,016
   7,083    Advantage Sales &
               Marketing, LLC,                               7.35 to
               Term Loan................   NR        NR         7.36      03/29/13        7,101,008
   1,000    Alliance One
               International, Inc.,
               Term Loan................   B1        BB-        7.57      03/30/11        1,009,688
   3,200    B&G Foods, Inc.,
               Term Loan................   Ba2       B+         7.36      02/23/13        3,220,000
  14,226    Coleman Natural
               Foods, LLC, Term                              9.86 to   08/22/12 to
               Loan (c).................   NR        NR        13.86      08/22/13       14,006,370
   4,975    DCI Cheese Co., Term
               Loan.....................   NR        NR         8.60      08/07/13        4,993,656
  21,073    Dole Food Co., Inc.,                             5.23 to
               Term Loan................   Ba3       B          9.25      04/12/13       21,076,015

   9,327    DS Waters of
               America, Inc., Term
               Loan.....................   Ba3       B-         7.57      10/25/12        9,349,942
   4,950    DSW Holdings, Inc.,
               Term Loan................   NR        NR         9.35      03/07/12        4,962,375
   5,039    Farley's & Sathers
               Candy Co., Inc.,                              8.10 to   06/15/10 to
               Term Loan................   NR        NR        11.36      03/24/11        5,051,564
   5,925    Fresh Start Bakeries,                            7.88 to   09/29/13 to
               Inc., Term Loan..........   NR        NR        11.13      03/29/14        5,984,063
   1,500    Interstate Brands
               Corp., Term Loan (a).....   NR        NR         9.60      07/19/07        1,481,562
       0    Le-Nature's, Inc., Term                          9.39 to
               Loan (a)(d)(e)...........   NR        NR        11.25      03/01/11                1
   6,558    Luigino's, Inc., Term
               Loan.....................   B1        B+         8.38      04/02/11        6,635,880
   1,328    Mafco Worldwide                                  7.32 to
               Corp., Term Loan.........   B1        B+         7.35      12/08/11        1,331,639
   7,843    Michael Foods, Inc.,
               Term Loan................   Ba3       B+         7.36      11/21/10        7,876,159
   5,810    National Dairy
               Holdings, LP, Term
               Loan.....................   NR        NR         7.32      03/15/12        5,820,623
   2,474    OSI Foods GMBH &
               Co. KG, Term Loan........   NR        NR         7.35      09/02/11        2,481,660
   9,480    OSI Group, LLC, Term
               Loan.....................   NR        NR         7.35      09/02/11        9,509,252
   7,244    PBM Products, LLC,
               Term Loan................   NR        NR         8.07      09/29/12        7,298,552
  10,608    Pierre Foods, Inc.,
               Term Loan................   Ba3       B+         7.61      06/30/10       10,667,879
     960    Volume Services
               America, Inc.,
               Revolving Credit
               Agreement................   B2        NR         9.75      04/01/10          941,256
   3,920    Volume Services
               America, Inc., Term                           8.61 to
               Loan.....................   B2        NR         9.50      10/01/10        3,932,250
                                                                                     --------------
                                                                                        147,739,410
                                                                                     --------------

            BROADCASTING - CABLE 1.4%
   6,600    Cequel
               Communications,                               7.34 to
               LLC, Term Loan...........   B1        B+         7.35      11/05/13        6,600,825
  12,488    CSC Holdings, Inc.,                              7.07 to
               Term Loan................   Ba2       BB         7.11      03/29/13       12,546,385
   2,394    Mediacom Illinois,                               7.09 to
               LLC, Term Loan...........   Ba3       BB-        7.11      01/31/15        2,396,993
                                                                                     --------------
                                                                                         21,544,203
                                                                                     --------------
            BROADCASTING - DIVERSIFIED 0.5%
   5,711    Cumulus Media, Inc.,
               Term Loan................   Ba3       B          7.32      06/07/13        5,750,062
   2,650    NEP II, Inc., Term
               Loan.....................   NR        NR         7.60      02/16/14        2,668,632
                                                                                     --------------
                                                                                          8,418,694
                                                                                     --------------
            BROADCASTING - RADIO 2.8%
   6,868    CMP KC, LLC, Term
               Loan.....................   Caa1      CCC+       9.38      05/03/11        6,911,242
  14,352    CMP Susquehanna                                  7.35 to
               Corp., Term Loan.........   Ba3       B          7.38      05/05/13       14,448,660
   3,750    Emmis Operating Co.,
               Term Loan................   B1        B          7.35      11/01/13        3,778,478
   1,782    LBI Media, Inc., Term                            6.82 to
               Loan.....................   Ba2       B          6.86      03/31/12        1,768,635
   5,218    Multicultural Radio
               Broadcasting, Inc.,                           8.09 to   12/18/12 to
               Term Loan................   Caa2      CCC+      11.09      06/18/13        5,238,028
   5,569    NextMedia Operating,                             7.32 to   11/15/12 to
               Inc., Term Loan..........   Caa1      CCC+       9.82      11/15/13        5,587,829
   2,743    Regent Broadcasting,
               LLC, Term Loan...........   B1        B          7.60      11/21/13        2,758,555
   3,413    Spanish Broadcasting
               System, Inc., Term
               Loan.....................   B1        B          7.10      07/11/12        3,421,304
                                                                                     --------------
                                                                                         43,912,731
                                                                                     --------------

            BROADCASTING - TELEVISION 3.8%
   1,990    Barrington
               Broadcasting, LLC,
               Term Loan................   Ba3       B          7.61      08/12/13        2,000,573
   4,137    HIT Entertainment,
               Inc., Term Loan..........   Ba3       B          7.59      03/20/12        4,166,737
  51,980    Univision
               Communications,                               7.61 to   03/29/09 to
               Inc., Term Loan (b)......   Ba3       CCC+       7.82      09/29/14       51,949,042
                                                                                     --------------
                                                                                         58,116,352
                                                                                     --------------
            BUILDINGS & REAL ESTATE 6.2%
   6,667    BioMed Realty, LP,
               Term Loan................   NR        NR         7.57      05/30/10        6,691,667
   2,500    California Coastal
               Communities, Inc.,
               Term Loan................   NR        NR         8.07      09/15/11        2,503,125
   7,328    Edge-Star Partners,                              9.36 to
               Term Loan................   NR        NR        15.36      11/18/07        7,311,142
  20,923    Ginn LA CS Borrower,                             8.25 to   06/08/11 to
               LLC, Term Loan...........   Caa3      BB-       12.35      06/08/12       19,604,979
   3,200    Kyle Acquisition
               Group, LLC, Term                                        07/20/08 to
               Loan.....................   NR        NR         8.88      07/20/10        3,240,000
   3,346    Lake at Las Vegas
               Joint Venture, LLC,
               Term Loan................   B3        CCC+      12.00      11/01/09        3,319,687
   4,389    Landsource
               Communities
               Development, LLC,
               Term Loan................   Ba2       BB+        8.07      02/27/13        4,420,890
   4,800    LNR Property Corp.,
               Term Loan................   B2        B+         8.11      07/12/11        4,833,427
   2,376    London Arena &
               Waterfront Finance,
               LLC, Term Loan...........   NR        NR         7.84      03/08/12        2,396,790
   4,571    NLV Holdings, LLC,                               8.10 to   05/09/11 to
               Term Loan................   B1        B+        12.35      05/30/12        4,574,492
   3,582    Shea Capital I, LLC,
               Term Loan................   NR        NR         7.35      10/27/11        3,546,180

   2,475    Shea Mountain House,
               LLC, Term Loan...........   NR        NR         7.32      05/11/11        2,444,062
   5,097    South Edge, LLC,                                 7.13 to   10/31/07 to
               Term Loan................   NR        NR         7.38      10/31/09        5,071,689
     600    Standard Pacific
               Corp., Term Loan.........   NR        NR         6.86      05/05/13          594,375
   5,964    Tamarack Resort,                                 8.60 to
               LLC, Term Loan...........   NR        NR         8.61      05/19/11        5,904,360
   2,500    TE/TOUSA Senior, LLC,
               Term Loan                   NR        NR         9.75      08/01/08        2,421,875
  12,000    WCI Communities,
               Inc, Term Loan...........   NR        NR         7.82      12/23/10       11,959,500
   5,794    Yellowstone
               Development, LLC,
               Term Loan................   NR        NR         7.70      09/30/10        5,805,268
                                                                                     --------------
                                                                                         96,643,508
                                                                                     --------------
            BUSINESS EQUIPMENT & SERVICES 6.6%
  17,811    Affiliated Computer
               Services, Inc., Term                          7.32 to
               Loan.....................   Ba2       BB         7.86      03/20/13       17,881,164
  10,125    AlixPartners, LLP,
               Term Loan................   B1        BB-        7.61      10/12/13       10,206,888
   2,750    Audio Visual Services
               Corp., Term Loan.........   Ba3       B          7.60      02/28/14        2,762,892
   4,125    Brickman Group
               Holdings, Inc., Term                          7.34 to
               Loan.....................   NR        B+         7.40      01/23/14        4,137,891
   5,298    Cellnet Group, Inc.,
               Term Loan................   NR        NR         7.34      07/22/11        5,329,204
   2,978    Contec, LLC, Term
               Loan.....................   NR        NR         8.63      06/15/12        2,984,944
   5,211    Crawford & Co., Term
               Loan.....................   B1        BB-        7.85      10/30/13        5,252,931
   2,100    Euronet Worldwide,
               Inc., Term Loan..........   Ba2       BB         7.32      04/14/14        2,113,125
   4,478    First American
               Payment Systems,
               LP, Term Loan............   NR        NR         8.63      10/06/13        4,494,291
   3,391    InfoUSA, Inc., Term                              7.32 to
               Loan.....................   Ba2       BB         7.35      02/14/12        3,403,217

   4,081    Katun Corp., Term
               Loan.....................   NR        BB-        9.57      06/30/09        4,081,299
   8,229    NCO Financial
               Systems, Term                                 8.35 to
               Loan.....................   Ba3       B+         8.36      05/15/13        8,293,671
  10,655    Sedgwick Claims
               Management
               Services, Inc., Term
               Loan.....................   B1        B+         7.60      01/31/13       10,686,238
   3,029    Valassis
               Communications,
               Inc., Term Loan..........   Ba2       BB-        7.10      03/02/14        3,035,608
   2,743    Verifone, Inc., Term                             7.09 to
               Loan.....................   B1        BB-        7.11      10/31/13        2,767,127
  15,174    VNU, Inc., Term
               Loan (b).................   Ba3       B+         7.61      08/09/13       15,323,909
                                                                                     --------------
                                                                                        102,754,399
                                                                                     --------------
            CHEMICALS, PLASTICS & RUBBER 10.6%
   1,100    Arizona Chemical Co.,
               Term Loan................   B1        B          7.36      02/28/13        1,106,188
   3,900    Basell North America
               (Netherlands), Term                           7.57 to   09/07/13 to
               Loan.....................   Ba3       BB-        8.32      09/07/14        3,950,579
   2,105    Becker-Underwood,                                9.10 to   03/31/10 to
               Inc., Term Loan..........   NR        NR         9.35      09/30/11        2,095,911
  11,400    Brenntag Holdings
               GmbH & Co. KG,                                7.89 to   01/20/14 to
               Term Loan................   Caa1      CCC+      11.89      07/17/15       11,550,931
  10,141    Ferro Corp., Term
               Loan.....................   NR        B+         8.07      06/06/12       10,144,424
   4,172    Fibervisions Delaware
               Corp., Term Loan.........   B1        B          8.85      03/31/13        4,025,751
   2,824    Foamex LP, Term                                  7.57 to
               Loan.....................   B1        B          7.61      02/12/13        2,832,940

   3,738    Georgia Gulf Corp.,
               Term Loan................   Ba2       BB         7.32      10/03/13        3,757,339
  25,316    Hexion Specialty
               Chemicals, Inc.,
               Term Loan................   Ba3       B          7.88      05/05/13       25,528,862
  33,005    Huntsman
               International, LLC,
               Term Loan................   NR        BB-        7.07      08/16/12       33,114,505
   8,910    Ineos Holdings, Ltd.,                            7.58 to   12/16/13 to
               Term Loan................   Ba2       B+         8.08      12/23/14        9,021,375
   9,127    INVISTA
               (Netherlands), Term                                     04/30/10 to
               Loan.....................   Ba1       BB         6.85      04/29/11        9,141,424
   5,098    ISP Chemco, Inc.,
               Term Loan................   Ba3       BB-        7.13      02/16/13        5,134,869
  14,850    Kraton Polymers, LLC,                            7.37 to
               Term Loan................   Ba3       B+         7.38      05/12/13       14,983,026
   3,609    Lucite International
               Group Holdings,
               Ltd., Term Loan..........   Ba3       B+         8.07      07/07/13        3,654,478
   1,012    Nusil Technology,
               LLC, Term Loan...........   NR        NR         8.07      10/24/13        1,019,590
   5,539    PQ Corp., Term Loan.........   Ba2       B+         7.35      02/10/12        5,560,233
   8,797    Rockwood Specialties
               Group, Inc., Term
               Loan.....................   Ba2       NR         7.36      12/13/13        8,878,732
     820    Valley National Gases,                           7.57 to
               Inc., Term Loan..........   Ba3       B          7.60      02/28/14          826,663
   7,950    Wellman, Inc., Term                              9.36 to   02/10/09 to
               Loan.....................   Caa1      CCC       12.11      02/10/10        7,530,219
                                                                                     --------------
                                                                                        163,858,039
                                                                                     --------------
            CONSTRUCTION MATERIAL 3.0%
  11,850    AXIA, Inc., Term Loan.......   B2        B          8.60      12/21/12       11,553,750
   4,378    Beacon Sales
               Acquisition, Inc.,
               Term Loan................   NR        NR         7.35      09/30/13        4,388,945
   1,141    Builders FirstSource,
               Inc., Term Loan..........   Ba2       BB-        7.85      08/11/11        1,137,994

   7,675    Building Materials
               Holdings Corp.,                               7.85 to
               Term Loan................   B2        BB-       11.13      11/10/13        7,670,804
   4,898    Contech Construction
               Products, Inc., Term
               Loan.....................   Ba3       B+         7.32      01/31/13        4,927,222
   1,500    Custom Building
               Products, Inc., Term
               Loan.....................   NR        NR        10.36      04/29/12        1,499,375
   1,250    Foster Wheeler, LLC,
               Term Loan................   Ba1       B+         5.26      09/13/11        1,256,250
   1,188    Nortek, Inc., Term                               7.36 to
               Loan.....................   Ba2       B          9.25      08/27/11        1,192,865
   3,333    Panolam Industries
               International, Inc.
               (Canada), Term
               Loan.....................   Ba3       B+         8.10      09/30/12        3,343,091
   2,382    Pro-Build Holdings,
               Inc., Term Loan..........   Ba3       NR         7.10      06/29/13        2,362,691
   5,662    Professional Paint,                              7.63 to   05/31/12 to
               Inc., Term Loan..........   NR        NR        11.13      05/31/13        5,630,441
     851    Sensus Metering
               Systems, Inc., Term                           7.35 to
               Loan.....................   Ba3       B+         7.39      12/17/10          855,051
     969    Werner Holdings Co.,
               Inc., Term
               Loan (a)(e)..............   NR        NR        17.25      06/11/09                0
                                                                                     --------------
                                                                                         45,818,479
                                                                                     --------------
            CONTAINERS, PACKAGING & GLASS 4.5%
   2,382    Altivity Packaging,                              7.57 to
               LLC, Term Loan...........   Ba3       BB-        7.60      06/30/13        2,411,349
   3,385    Anchor Glass
               Container Corp.,                              7.60 to
               Term Loan................   NR        NR         7.61      05/03/13        3,376,705
   5,450    Berry Plastics Group,
               Inc., Term Loan..........   Ba3       B          7.32      04/03/15        5,472,994
     941    Captive Plastics, Inc.,
               Term Loan................   NR        NR         8.10      08/18/11          947,845

  11,550    Consolidated
               Container Co., LLC,                           7.59 to   03/28/14 to
               Term Loan................   Caa1      CCC       10.86      09/28/14       11,561,227
   1,477    Graphic Packaging
               International Corp.,
               Revolving Credit                              8.32 to
               Agreement................   Ba2       B+        10.25      08/08/09        1,464,000
   8,144    Graphic Packaging
               International Corp.,                          7.82 to
               Term Loan................   Ba2       B+         7.85      08/08/10        8,178,028
   1,015    Kranson Industries,
               Inc., Revolving
               Credit Agreement.........   NR        NR        10.00      07/31/13        1,010,132
   9,950    Kranson Industries,                              7.60 to
               Inc., Term Loan..........   NR        NR        10.00      07/31/13        9,999,750
   5,960    Packaging Dynamics,
               Term Loan................   NR        BB-        7.35      06/09/13        5,959,987
   3,780    Ranpak Corp., Term
               Loan.....................   NR        NR         7.82      12/14/11        3,793,269
   2,587    Smurfit-Stone
               Container Corp.,
               Revolving Credit
               Agreement................   Ba2       B+         7.63      11/01/09        2,582,687
   6,260    Smurfit-Stone
               Container Corp.,
               Term Loan................   Ba2       B+         7.38      11/01/11        6,314,496
   2,735    Solo Cup, Inc., Term                             8.84 to   02/27/11 to
               Loan.....................   Caa1      CCC-      11.57      03/31/12        2,793,950
   1,925    Tegrant Holding Corp.,                           7.60 to   03/08/14 to
               Term Loan................   NR        NR        10.85      03/08/15        1,941,156
   2,582    Unifrax Corp., Term
               Loan.....................   Ba3       B          7.63      05/02/13        2,596,898
                                                                                     --------------
                                                                                         70,404,473
                                                                                     --------------
            DIVERSIFIED MANUFACTURING 2.7%
   3,166    Arnold Magnectic
               Technologies Corp.,                           9.10 to   03/06/11 to
               Term Loan................   NR        NR        11.50      03/06/12        3,152,929

     215    Chart Industries, Inc.,
               Revolving Credit
               Agreement................   Ba2       B+         7.32      10/17/10          209,837
   4,228    Chart Industries, Inc.,
               Term Loan................   Ba2       B+         7.38      10/17/12        4,248,725
   4,500    Euramax International,                          12.35 to
               Inc., Term Loan..........   Caa1      CCC+      13.35      06/29/13        4,446,660
  13,990    Mueller Group, Inc.,                             7.32 to
               Term Loan................   Ba3       BB-        7.36      10/03/12       14,097,377
   6,468    MW Industries, Inc.,
               Term Loan................   NR        NR         8.35      11/01/13        6,499,837
   2,279    Wire Rope Corp. of
               America, Inc., Term                           7.59 to
               Loan.....................   B2        B+         7.61      02/08/14        2,298,362
   6,305    X-Rite, Inc., Term                               7.60 to   06/30/12 to
               Loan.....................   B3        B-        10.35      06/30/13        6,357,897
                                                                                     --------------
                                                                                         41,311,624
                                                                                     --------------
            DURABLE CONSUMER PRODUCTS 0.3%
   4,104    Brown Jordan
               International, Inc.,                          9.36 to
               Term Loan................   NR        NR        11.25      04/30/12        4,145,419
                                                                                     --------------
            ECOLOGICAL 4.6%
  18,186    Allied Waste North
               America, Inc., Term                           7.06 to
               Loan.....................   Ba3       BB         7.15      01/15/12       18,287,080
   2,500    Casella Waste
               Systems, Inc., Term
               Loan.....................   NR        NR         7.36      04/28/10        2,514,062
  16,652    Energy Solutions, LLC,                           7.57 to   06/07/11 to
               Term Loan................   NR        BB         7.63      06/07/13       16,818,368
   3,600    Environmental
               Systems Products
               Holdings, Term
               Loan.....................   Ba3       NR        10.75      12/12/08        3,591,143

   5,550    Environmental
               Systems Products
               Holdings, Term                               15.32 to
               Loan (e).................   Caa1      NR        17.25      12/12/10        3,121,875
   4,350    LVI Services, Inc.,                             10.34 to
               Term Loan................   NR        NR        10.36      11/16/11        4,320,081
   6,050    Synagro Technologies,                            7.32 to   04/02/14 to
               Inc., Term Loan..........   Caa1      CCC+      10.07      10/02/14        6,096,406
   1,346    WasteQuip, Inc., Term                            7.57 to
               Loan.....................   Ba3       B+         7.60      02/05/13        1,359,381
  14,869    Waste Services, Inc.,
               Term Loan................   Ba3       B+         7.82      03/31/11       14,988,214
                                                                                     --------------
                                                                                         71,096,610
                                                                                     --------------
            EDUCATION & CHILD CARE 1.0%
   3,979    Educate Operating
               Co., LLC, Term
               Loan.....................   Ba3       NR         9.35      03/31/12        3,959,002
  11,373    Education
               Management Corp.,
               Term Loan................   B2        B          7.38      06/01/13       11,430,123
                                                                                     --------------
                                                                                         15,389,125
                                                                                     --------------
            ELECTRONICS 5.9%
   7,409    AMI Semiconductor,
               Inc., Term Loan..........   Ba3       BB-        6.82      04/01/12        7,390,543
     388    Blackboard, Inc., Term
               Loan.....................   Ba3       B+         7.57      02/28/12          390,425
  15,887    Dealer Computer
               Services, Inc., Term                          7.35 to   10/26/12 to
               Loan.....................   B3        B-        10.85      10/26/13       16,043,146
   1,500    Deutsche Connector                               7.83 to   06/22/14 to
               Group, Term Loan.........   NR        NR         8.08      06/22/15        1,519,297
     806    Eastman Kodak Co.,                               7.57 to
               Term Loan................   Ba3       B+         9.50      10/18/12          808,132
   2,820    Epicor Software Corp.,                           7.84 to
               Term Loan................   Ba3       BB-        9.15      03/30/12        2,832,337
   1,910    GXS Worldwide, Inc.,                            10.35 to
               Term Loan................   Ba3       B+        10.36      07/29/11        1,938,650

   4,975    Infor Enterprise
               Solutions Holdings,
               Inc., Term Loan..........   B1        B-         9.10      07/28/12        5,013,450
   1,567    Intergraph Corp., Term
               Loan.....................   B1        B          7.61      05/28/14        1,578,732
   2,494    Nuance
               Communications,
               Inc., Term Loan..........   B1        B+         7.32      03/31/13        2,498,378
   3,332    ON Semiconductor
               Corp., Term Loan.........   Ba1       B+         7.10      09/03/13        3,340,303
   9,250    Open Solutions, Inc.,
               Term Loan................   Ba3       B+         7.49      01/23/14        9,296,250
   5,124    Open Text Corp.,
               Term Loan................   Ba3       BB-        7.85      10/02/13        5,162,682
     597    Stratus Technologies,
               Inc., Term Loan..........   B1        B-         8.38      03/29/11          572,374
     263    Sungard Data
               Systems, Inc.,
               Revolving Credit
               Agreement................   Ba3       B+         7.57      08/11/11          255,967
  32,695    Sungard Data
               Systems, Inc., Term
               Loan (b).................   Ba3       B+         7.36      02/28/14       33,014,012
                                                                                     --------------
                                                                                         91,654,678
                                                                                     --------------
            ENTERTAINMENT & LEISURE 10.6%
   2,940    Alliance Atlantis
               Communications,
               Inc., Term Loan..........   Ba1       BB         6.82      12/20/11        2,941,379
   2,963    AMC Entertainment,
               Inc., Term Loan..........   Ba1       B+         7.07      01/26/13        2,980,156
   7,382    Bombardier Capital,
               Inc., Term Loan..........   B1        B+         7.86      06/28/13        7,439,956
  14,023    Cedar Fair, LP, Term                             7.32 to
               Loan.....................   Ba3       BB-        9.25      08/30/12       14,167,741
   5,473    Cinemark USA, Inc.,                              7.04 to
               Term Loan................   Ba3       B          7.15      10/05/13        5,500,623

  10,515    Fender Musical
               Instruments Corp.,                            8.11 to   03/30/12 to
               Term Loan................   Caa1      B-        11.36      09/30/12       10,768,064
  48,874    Metro-Goldwyn-Mayer
               Studios, Inc., Term
               Loan.....................   NR        NR         8.60      04/08/12       48,984,439
   4,943    Mets, LP, Term Loan.........   NR        NR         7.32      07/25/10        4,955,214
   5,743    Panavision, Inc., Term                           8.34 to
               Loan.....................   Ba3       B          8.36      03/30/11        5,782,017
   2,200    Playcore Holdings,                               8.07 to
               Inc., Term Loan..........   NR        NR         8.11      02/21/14        2,211,000
  22,939    Regal Cinemas, Inc.,
               Term Loan................   Ba2       BB-        7.10      10/27/13       23,039,133
     264    Six Flags Theme
               Parks, Inc.,
               Revolving Credit
               Agreement................   Ba3       B-         8.57      06/30/08          263,245
   6,516    Six Flags Theme
               Parks, Inc., Term                             8.60 to
               Loan.....................   Ba3       B-         8.61      06/30/09        6,567,217
   6,000    Southwest Sports
               Group, LLC, Term
               Loan.....................   NR        NR         7.88      12/22/10        6,001,878
   4,080    Tigers Ballpark, LLC,
               Term Loan................   NR        NR         7.13      08/15/10        4,080,000
  12,478    True Temper Sports,                              8.54 to   03/15/11 to
               Inc., Term Loan..........   NR        NR        10.86      06/30/11       12,562,344
   5,553    Universal City
               Development
               Partners, LP, Term                            7.35 to
               Loan.....................   Ba1       BB-        7.36      06/09/11        5,587,432
                                                                                     --------------
                                                                                        163,831,838
                                                                                     --------------
            FARMING & AGRICULTURE 1.0%
   5,312    Nutro Products, Inc.,
               Term Loan................   Ba3       B          7.32      04/26/13        5,317,324

  10,406    Wm. Bolthouse
               Farms, Inc., Term                             7.63 to   12/16/12 to
               Loan.....................   Caa1      B-        10.85      12/16/13       10,493,353
                                                                                     --------------
                                                                                         15,810,677
                                                                                     --------------
            FINANCE 4.0%
   3,743    DCS Business
               Services, Inc., Term                          9.57 to   02/04/11 to
               Loan.....................   NR        NR        11.32      08/04/11        3,256,417
   7,681    Grosvenor Capital
               Management
               Holdings, LLP, Term                           7.60 to
               Loan.....................   NR        NR         7.63      12/05/13        7,767,158
   6,300    iPayment, Inc., Term                             7.32 to
               Loan.....................   B1        B          7.35      05/10/13        6,304,119
   9,918    LPL Holdings, Inc.,
               Term Loan................   B1        B          7.85      06/28/13       10,055,559
   2,199    Munder Capital
               Management, Term                              7.32 to
               Loan.....................   Ba2       BB+        7.36      12/29/12        2,210,372
   8,511    Outsourcing Solutions,
               Inc., Term Loan..........   NR        NR        10.86      09/30/10        8,526,542
  10,100    Oxford Acquisition III,
               Ltd., Term Loan..........   Ba3       BB+        7.74      10/20/14       10,200,838
   4,800    Riskmetrics Group
               Holdings, LLC, Term                           7.60 to   01/11/14 to
               Loan.....................   Ba3       CCC+      10.85      07/11/14        4,844,500
   9,221    Transfirst Holdings,                             7.85 to   08/15/12 to
               Inc., Term Loan..........   Caa1      B+        11.62      08/15/13        9,314,495
                                                                                     --------------
                                                                                         62,480,000
                                                                                     --------------
            GROCERY 0.8%
  12,776    Roundy's
               Supermarkets, Inc.,
               Term Loan................   Ba3       B+         8.09      11/03/11       12,898,969
                                                                                     --------------

            HEALTH & BEAUTY 2.2%
   7,674    American Safety Razor                            7.83 to   07/31/13 to
               Co., Term Loan...........   B3        CCC+      11.63      01/30/14        7,782,895
   6,042    Bare Escentuals
               Beauty, Inc., Term
               Loan.....................   B2        B          7.82      02/18/12        6,095,092
   6,576    Marietta Intermediate
               Holdings Corp.,                               9.36 to   12/17/10 to
               Term Loan (c)............   NR        NR        13.36      12/17/11        6,225,148
  14,588    Prestige Brands
               Holdings, Inc., Term                          7.61 to
               Loan.....................   Ba3       B+         9.50      04/06/11       14,678,917
                                                                                     --------------
                                                                                         34,782,052
                                                                                     --------------
            HEALTHCARE 14.0%
   9,252    American Medical
               Systems, Inc., Term                           7.63 to
               Loan.....................   Ba3       BB-        7.69      07/20/12        9,263,908
   1,188    Ameripath, Inc., Term
               Loan.....................   Ba2       BB-        7.36      10/31/12        1,189,188
  19,732    Capella Healthcare,                              8.35 to   11/30/12 to
               Inc., Term Loan..........   Caa1      CCC+      11.35      11/30/13       19,929,749
  28,205    Community Health
               Systems, Inc., Term                                     08/19/11 to
               Loan.....................   Ba3       BB-        7.10      02/29/12       28,308,365
   2,539    Concentra Operating                              7.32 to
               Corp., Term Loan.........   Ba2       B+         7.37      09/30/11        2,548,492
   5,415    CRC Health Corp.,
               Term Loan................   Ba3       B          7.85      02/06/13        5,448,656
     980    Diagnostic Imaging
               Group, LLC, Term
               Loan.....................   B1        B          8.88      05/04/12          978,775
   1,090    Emdeon Business
               Services, LLC, Term
               Loan.....................   B1        B+         7.60      11/16/13        1,096,096
   2,650    FHC Health Systems,                             12.11 to
               Inc., Term Loan..........   Ba3       B         14.11      12/18/09        2,724,205

   1,053    Genoa Healthcare
               Group, LLC, Term                              8.35 to
               Loan.....................   Ba3       B         10.25      08/10/12        1,056,550
     549    Golden Gate National
               Senior Care, LLC,
               Term Loan................   Ba3       B+         8.09      03/14/11          553,435
   2,608    Harlan Sprague
               Dawley, Inc., Term
               Loan.....................   B1        B+         9.75      12/19/11        2,624,426
  47,407    HCA, Inc., Term                                  7.10 to   11/17/12 to
               Loan (b).................   Ba3       BB         7.60      11/17/13       47,943,000
   4,086    HealthCare Partners,
               LLC, Term Loan...........   Ba2       BB         7.10      10/31/13        4,097,207
  19,100    Health Management
               Associates, Inc.,
               Term Loan................   Ba2       B+         7.10      02/28/14       19,197,486
  37,800    Lifepoint Hospitals,
               Inc., Term Loan..........   Ba3       BB-        6.99      04/15/12       37,751,635
     814    Matria Healthcare,                               7.04 to
               Inc., Term Loan..........   Ba3       B+         7.36       01/19/12         817,761
  26,667    Multiplan, Inc., Term
               Loan.....................   B1        B+         7.82      04/12/13       26,883,582
   1,250    Select Medical Corp.,
               Revolving Credit
               Agreement................   Ba2       B+         9.25      02/24/11        1,212,500
   3,010    Sterigenics
               International, Inc.,
               Term Loan................   B2        B+         7.61      11/21/13        3,023,043
                                                                                     --------------
                                                                                        216,648,059
                                                                                     --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER PRODUCTS 1.4%
   2,970    Formica Corp., Term                              8.32 to
               Loan.....................   B1        B          8.35      03/15/13        2,972,786
  11,100    National Bedding Co.,
               LLC, Term Loan...........   Caa1      B+        10.36      08/31/12       11,308,125

   7,973    Quality Home Brands
               Holdings, LLC, Term                           7.82 to   12/20/12 to
               Loan.....................   Caa1      CCC+      11.94      06/20/13        7,976,341
                                                                                     --------------
                                                                                         22,257,252
                                                                                     --------------
            HOTELS, MOTELS, INNS & GAMING 4.8%
   1,405    Alliance Gaming
               Corp., Term Loan.........   NR        B-         8.61      09/04/09        1,419,038
   9,353    Greektown Casino,
               LLC, Term Loan...........   Ba3       B          7.86      12/03/12        9,464,067
   4,770    Green Valley Ranch
               Gaming, LLC, Term
               Loan.....................   B1        B+         7.36      02/16/14        4,800,666
   1,646    Greenwood Racing,
               Inc., Term Loan..........   B2        B+         7.57      11/28/11        1,656,162
   9,434    Herbst Gaming, Inc.,                             7.23 to
               Term Loan................   Ba3       B+         7.25      12/02/11        9,492,687
   7,729    Kuilima Resort Co.,
               Term Loan................   NR        NR        11.82      09/30/11        7,659,253
   7,500    MGM Mirage, Term                                 6.37 to
               Loan.....................   NR        NR         6.43      10/03/11        7,412,108
     600    Pinnacle
               Entertainment, Term
               Loan.....................   B1        BB-        7.32      12/14/11          605,312
   2,090    Venetian Casino
               Resorts, LLC,
               Revolving Credit
               Agreement................   NR        BB-        7.09      02/22/10        2,059,836
   5,899    Venetian Macau, Ltd.,                            7.60 to   05/26/12 to
               Term Loan................   B1        NR         8.10      05/26/13        5,964,334
   7,675    Wembley, Inc., Term                              7.82 to   08/23/11 to
               Loan.....................   Ba3       B+         9.63      07/18/12        7,752,473
   9,159    Wimar OpCo, LLC,
               Term Loan................   Ba3       B+         7.85      01/03/12        9,265,370
   6,110    Yonkers Racing Corp.,
               Term Loan................   NR        NR         8.88      08/12/11        6,174,603
                                                                                     --------------
                                                                                         73,725,909
                                                                                     --------------

            INSURANCE 3.7%
   4,119    American Wholesale
               Insurance Group,                             10.25 to   10/27/11 to
               Inc., Term Loan..........   NR        CCC+      14.75      04/27/12        4,127,724
   4,975    Applied Systems Inc.,                            7.85 to
               Term Loan................   NR        NR         7.86      09/26/13        5,004,541
  11,407    ARG Holdings, LLC,                               8.38 to   11/30/11 to
               Term Loan................   B3        NR        12.63      11/30/12       11,531,602
   2,978    Audatex North
               America, Inc., Term
               Loan.....................   Ba3       B+         7.57      04/13/13        2,996,109
   3,460    CCC Information
               Services Group, Inc.,
               Term Loan................   NR        NR         7.85      02/10/13        3,480,814
   7,500    Concord Re, Ltd.,
               Term Loan................   Ba2       BB+        9.61      02/29/12        7,584,375
   7,400    HMSC Holdings Corp.,                             7.61 to   04/03/14 to
               Term Loan................   B3        B         10.86      10/03/14        7,461,750
   4,950    Mitchell International,                          7.36 to   03/28/14 to
               Inc., Term Loan..........   Caa1      B+        10.63      03/28/15        5,003,625
  29,925    USI Holdings Corp.,
               Term Loan................   B2        NR         7.57      08/11/08        2,996,241
   7,450    Vertafore, Inc., Term
               Loan.....................   NR        NR        11.36      01/31/13        7,519,844
                                                                                     --------------
                                                                                         57,706,625
                                                                                     --------------
            MACHINERY   2.1%
   8,979    Alliance Laundry
               Holdings, LLC, Term
               Loan.....................   Ba3       B          7.57      01/27/12        9,051,522
   4,158    Baldor Electric Co.,
               Term Loan................   Ba3       BB         7.13      03/31/14        4,179,222
   5,141    Douglas Dynamics,
               LLC, Term Loan...........   Ba2       BB-        7.10      12/16/10        5,109,058
   2,978    FR X Ohmstede
               Acquisitions Co.,
               Term Loan................   B1        B-         7.88      08/09/13        2,996,875

   1,615    Gleason Corp., Term                              7.56 to
               Loan.....................   NR        NR         7.63      06/30/13        1,628,169
   4,301    Goodman Global
               Holdings, Inc., Term
               Loan.....................   Ba2       B+         7.13      12/23/11        4,314,849
   3,993    Stolle Machinery Co.,                            7.85 to   09/29/12 to
               LLC, Term Loan...........   Caa1      B         11.35      09/29/13        4,038,536
   1,099    United Rentals (North
               America), Inc., Term
               Loan.....................   Ba1       BB-        7.32      02/14/11        1,104,798
                                                                                     --------------
                                                                                         32,423,029
                                                                                     --------------
            MEDICAL PRODUCTS & SERVICES 2.5%
   2,370    Accellent, Inc., Term
               Loan.....................   B1        BB-        7.86      11/22/12        2,369,507
   2,750    Advanced Medical
               Optics, Inc. Term                             7.09 to
               Loan.....................   Ba1       BB         7.10      04/02/14        2,767,188
   8,170    AGA Medical Corp.,
               Term Loan................   B1        B+         7.36      04/28/13        8,180,271
   3,870    Conmed Corp., Term
               Loan.....................   Ba2       BB-        7.07      04/12/13        3,872,789
   5,464    DaVita, Inc., Term
               Loan.....................   Ba1       BB         6.82      10/05/12        5,486,356
   9,398    DSI Renal, Inc., Term
               Loan.....................   NR        NR         7.63      03/31/13        9,413,124
   3,948    Fresenius Medical
               Care Holding, Inc.,                           6.73 to
               Term Loan................   NR        BB+        6.74      03/31/13        3,948,707
   2,472    VWR International,
               Inc., Term Loan..........   Ba2       B+         7.61      04/07/11        2,487,777
                                                                                     --------------
                                                                                         38,525,719
                                                                                     --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS 2.0%
  18,116    Freeport-McMoran
               Copper & Gold, Inc.,
               Term Loan (b)............   Baa3      BBB-       7.07      03/19/14       18,190,402
   1,049    John Maneely Co.,                                8.57 to
               Term Loan................   B3        B+         8.62      12/08/13        1,052,270
   4,588    New Enterprise Stone
               & Lime Co., Inc.,                             7.61 to
               Term Loan................   NR        NR         9.25      07/30/10        4,599,692

   6,581    Novelis, Inc., Term
               Loan.....................   Ba2       BB-        7.61      01/07/12        6,602,056
                                                                                     --------------
                                                                                         30,444,420
                                                                                     --------------
            NATURAL RESOURCES 2.1%
     420    Boston Generating,
               LLC, Revolving
               Credit Agreement.........   B1        B+         7.48      12/20/13          423,052
   9,261    Boston Generating,                               5.23 to
               LLC, Term Loan...........   B1        B+         7.60      12/20/13        9,327,837
   4,200    CDX Funding, LLC,
               Term Loan................   NR        NR        10.57      03/31/13        4,294,500
   5,318    El Paso Corp., Term
               Loan.....................   Ba1       BB         7.22      08/01/11        5,350,207
   1,097    Hudson Products
               Holdings, Inc., Term
               Loan.....................   B1        B          8.11      12/05/13        1,104,108
   2,370    Key Energy Services
               Group, Inc., Term                             7.85 to
               Loan.....................   NR        NR         7.86      06/30/12        2,384,812
   2,506    SemCrude, LP, Term                               7.57 to
               Loan.....................   Ba2       NR         7.60      03/16/11        2,514,972
   1,562    Targa Resources, Inc.,                           7.35 to
               Term Loan................   B1        B+         7.36      10/31/12        1,574,132
   5,500    Willbros USA, Inc.,
               Term Loan................   NR        NR        10.27      10/27/09        5,534,375
                                                                                     --------------
                                                                                         32,507,995
                                                                                     --------------
            NON-DURABLE CONSUMER PRODUCTS 2.8%
  13,151    Aearo Technologies,                              7.85 to   03/24/13 to
               Inc., Term Loan..........   Caa1      CCC+      11.85      09/24/13       13,352,049
   4,163    Amscan Holdings,                                 8.36 to
               Inc., Term Loan..........   Ba3       B+         8.39       12/23/12       4,200,491
   3,471    Easton-Bell Sports,
               Inc., Term Loan..........   Ba3       B+         7.07      03/16/12        3,478,856
   2,743    Gibson Guitar Corp.,
               Term Loan................   Ba3       B          7.86      12/29/13        2,777,414
   2,611    JohnsonDiversey, Inc.,
               Term Loan................   Ba2       B+         7.86      12/16/11        2,645,815

   2,650    Mattress Holdings,
               Corp., Inc., Term                             7.61 to
               Loan.....................   B1        B          7.64      01/18/14        2,659,938
   1,769    Mega Bloks, Inc.
               (Canada), Term
               Loan.....................   Ba2       BB-        7.13      07/26/12        1,767,948
   3,285    Philosophy, Inc., Term
               Loan.....................   B2        B          7.36      03/16/14        3,285,333
   2,200    Targus Group
               International, Inc.,
               Term Loan................   Caa2      CCC+      13.87      05/22/13        2,069,833
   2,945    UCG Paper Crafts,
               Inc., Term Loan..........   NR        NR         8.57      02/17/13        2,951,962
   3,500    Yankee Candle Co.,
               Inc., Term Loan..........   Ba3       B+         7.35      02/06/14        3,520,125
                                                                                     --------------
                                                                                         42,709,764
                                                                                     --------------
            PAPER & FOREST PRODUCTS 3.8%
  39,742    Georgia-Pacific Corp.,                           7.09 to
               Term Loan (b)............   Ba2       BB-        7.10      12/20/12       39,984,675
   1,194    NewPage Corp., Term
               Loan.....................   Ba2       B+         7.63      05/02/11        1,205,960
   2,593    Tidi Products, LLC,                              8.59 to
               Term Loan................   NR        NR         9.88      12/31/11        2,579,893
   9,158    White Birch Paper Co.
               (Canada), Term                                8.57 to   04/06/12 to
               Loan.....................   NR        CCC+      14.75      04/08/13        9,342,851
   5,399    Xerium Technologies,
               Inc., Term Loan..........   B2        B+         8.10      05/18/12        5,412,852
                                                                                     --------------
                                                                                         58,526,231
                                                                                     --------------
            PERSONAL & MISCELLANEOUS SERVICES 1.6%
   8,559    Affinion Group, Inc.,                            7.82 to
               Term Loan................   Ba2       B+         7.86      10/17/12        8,638,491
  10,149    Coinmach Laundry
               Corp., Term Loan.........   B2        B          7.88      12/19/12       10,229,427
   1,678    Omniflight Helicopters,                          9.07 to   09/30/11 to
               Inc., Term Loan..........   NR        NR        11.25      09/30/12        1,682,038
   3,595    Stewart Enterprises,
               Inc., Term Loan..........   Ba2       BB         7.12      11/19/11        3,608,724
                                                                                     --------------
                                                                                         24,158,680
                                                                                     --------------
            PHARMACEUTICALS 1.5%
   2,970    Bradley
               Pharmaceuticals,
               Inc., Term Loan..........   NR        NR         9.32      11/14/10        2,984,850
   2,743    Stiefel Laboratories,

               Inc., Term Loan..........   Ba3       B+         7.61      12/28/13        2,770,556
  18,003    Warner Chilcott
               Holdings Co., Term                            7.35 to
               Loan.....................   B1        B+         7.36      01/18/12       18,110,480
                                                                                     --------------
                                                                                         23,865,886
                                                                                     --------------
            PRINTING & PUBLISHING 14.5%
   6,733    ALM Media Holdings,
               Inc., Term Loan..........   B1        B-         7.85      03/05/10        6,753,057
   4,950    American Media
               Operations, Inc.,
               Term Loan................   B1        B-         8.59      01/31/13        4,986,095
   4,049    American
               Reprographics Co.,                            7.10 to
               Term Loan................   Ba2       BB         7.11      06/18/09        4,053,011
   2,599    Ascend Media
               Holdings, LLC, Term
               Loan.....................   NR        NR         8.85      01/31/12        2,469,319
   1,990    Black Press Group,
               Ltd., Term Loan..........   Ba3       B+         7.36      08/02/13        2,005,548
   6,622    Canon
               Communications,
               LLC, Term Loan...........   B2        B          8.32      05/31/11        6,671,277
   1,776    Caribe Information
               Investment, Inc.,                             7.60 to
               Term Loan................   B1        B          7.61      03/31/13        1,780,544
  10,823    Cygnus Business
               Media, Inc., Term
               Loan.....................   B2        CCC+       9.85      07/13/09       10,768,388
  13,470    Day International
               Group, Inc., Term                             7.82 to   12/05/12 to
               Loan.....................   B3        CCC+      12.57      12/05/13       13,605,449

  13,059    Dex Media West, LLC,                             6.84 to
               Term Loan................   Ba1       BB         6.86      03/09/10       13,081,811
   8,773    Endurance Business
               Media, Inc., Term                             8.07 to   07/26/13 to
               Loan.....................   Caa1      CCC+      12.57      01/26/14        8,941,239
   2,312    FSC Acquisition, LLC,                            7.58 to
               Term Loan................   NR        B          7.61      08/01/12        2,309,981
  11,125    Gatehouse Media,                                 7.10 to
               Inc., Term Loan..........   B1        B+         7.11      08/28/14       11,079,810
  10,109    Haights Cross
               Communications,                               8.86 to
               LLC, Term Loan...........   B3        B-         9.86      08/20/08       10,157,091
   5,486    Idearc, Inc., Term
               Loan.....................   Ba2       BB+        7.35      11/17/14        5,528,966
   1,920    Intermedia Outdoor,
               Inc., Term Loan..........   NR        NR         8.35      01/31/13        1,938,189
   2,750    Lamar Media Corp.,
               Term Loan................   Ba1       BB         6.88      03/31/14        2,760,313
   3,622    MC Communications,                               7.82 to
               LLC, Term Loan...........   NR        NR         7.89      12/31/10        3,644,298
   9,738    MCC Iowa, LLC, Term                              7.10 to   03/31/10 to
               Loan.....................   Ba3       BB-        7.11      01/31/15        9,740,793
   2,139    Mediacom
            Communications Corp.,
            Term Loan...................   Ba3       BB-        6.85      03/31/10        2,123,904
   5,048    MediaNews Group,                                 6.59 to   12/30/10 to
               Inc., Term Loan..........   Ba2       BB-        7.09      08/02/13        5,038,226
   2,736    MediMedia USA, Inc.,                             7.52 to
               Term Loan................   Ba3       B+         7.60      10/05/13        2,751,641
  13,484    Merrill
               Communications,                               7.57 to   05/15/11 to
               LLC, Term Loan...........   B3        B-        11.82      11/15/13       13,565,614
   2,814    Network
               Communications,                               7.85 to
               Inc., Term Loan..........   Ba1       B+         7.90      11/30/12        2,828,447
   9,303    New Publications, Inc.,
               Term Loan................   NR        NR         7.61      02/05/13        9,382,887
   8,550    Penton Media, Inc.,                              7.60 to   02/01/13 to
               Term Loan................   Caa1      CCC+      10.36      02/01/14        8,618,002
  10,047    Primedia, Inc., Term
               Loan.....................   NR        NR         7.57      09/30/13       10,053,802

   8,850    Reader's Digest
               Association, Inc.,
               Term Loan................   B1        B          7.33      03/02/14        8,872,125
   8,601    R.H. Donnelley, Inc.,                            6.57 to   12/31/09 to
               Term Loan................   Ba1       BB         6.86      06/30/11        8,609,553
   8,952    Riverdeep Interactive
               Learning USA, Inc.,
               Term Loan................   B1        B          8.10      12/20/13        9,021,948
   3,643    SGS International,                              7.83 to
               Inc., Term Loan..........   Ba2       B+         7.87      12/30/11        3,673,004
   2,635    Source Media, Inc.,
               Term Loan................   B1        NR         7.60      11/08/11        2,662,889
   3,824    Thomas Nelson
               Publishers, Term
               Loan.....................   NR        NR         7.57      06/12/12        3,838,201
  11,469    Yell Group, PLC, Term                            7.07 to   04/30/11 to
               Loan.....................   NR        NR         7.32      02/10/13       11,549,826
                                                                                     --------------
                                                                                        224,865,248
                                                                                     --------------
            RESTAURANTS & FOOD SERVICE 4.0%
  27,146    Aramark Corp., Term                              7.45 to
               Loan (b).................   Ba3       B+         7.48      01/26/14       27,304,933
   7,435    Arby's, LLC, Term                                7.59 to
               Loan.....................   Ba3       B+         7.61      07/25/12        7,501,641
   2,062    Denny's Corp., Term                              7.32 to
               Loan.....................   Ba2       B+         7.40      03/31/12        2,081,628
   4,822    Landry's Restaurants,                            7.08 to
               Inc., Term Loan..........   Ba1       BB         7.12      12/28/10        4,829,389
  14,116    NPC International,                               7.07 to
               Inc., Term Loan..........   Caa2      CCC+      11.85      05/03/13       14,195,666
   2,477    Sagittarius
               Restaurants, LLC,
               Term Loan................   Ba3       B          7.60      03/29/13        2,491,417
   3,100    Sbarro, Inc., Term
               Loan.....................   Ba3       B          7.85      01/31/14        3,132,293
                                                                                     --------------
                                                                                         61,536,967
                                                                                     --------------
            RETAIL - OFFICE PRODUCTS 0.6%
   9,511    Buhrmann US, Inc.,                               7.09 to   12/23/10 to
               Term Loan................   Ba3       BB         7.11      12/30/10        9,549,633
                                                                                     --------------

            RETAIL - SPECIALTY 1.6%
  15,379    Nebraska Book Co.,                               7.83 to
               Inc., Term Loan..........   Ba2       B-         7.85      03/04/11       15,513,738
   9,768    Visant Holding Corp.,
               Term Loan................   Ba2       B+         7.33      10/04/11        9,829,497
                                                                                     --------------
                                                                                         25,343,235
                                                                                     --------------
            RETAIL - STORES 3.1%
   2,978    Csk Auto, Inc., Term
               Loan.....................   Ba3       B+         8.35      06/29/12        3,024,061
   5,500    General Nutrition
               Centers, Inc.,
               Revolving Credit
               Agreement................   Ba3       B-         7.60      03/16/12        5,355,625
   6,600    General Nutrition
               Centers, Inc., Term
               Loan.....................   Ba3       B-         7.60      09/16/13        6,597,525
  13,396    Michaels Stores, Inc.,
               Term Loan................   B2        B-         8.13      10/31/13       13,518,331
  10,785    Neiman Marcus
               Group, Inc., Term
               Loan.....................   Ba3       B+         7.35      04/06/13       10,892,658
   1,191    Pep Boys - Manny,
               Moe & Jack, Term
               Loan.....................   Ba2       B+         7.36      10/27/13        1,199,203
   3,827    Sally Holdings, Inc.,
               Term Loan................   B2        B+         7.86      11/16/13        3,861,446
   2,913    Savers, Inc., Term
               Loan.....................   B1        B          8.07      08/11/12        2,942,061
                                                                                     --------------
                                                                                         47,390,910
                                                                                     --------------
            TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.7%
     600    Alaska
               Communications
               Systems Group, Inc.,
               Term Loan................   B1        B+         7.10      02/01/12          602,893
   2,195    CavTel Holdings, LLC,
               Term Loan................   B2        NR        10.09      12/31/12        2,223,990
   9,800    Fairpoint
               Communications,
               Inc., Term Loan..........   B1        BB-        7.13      02/08/12        9,841,346

   2,467    Global Tel*Link Corp.,
               Term Loan................   Ba3       B+         8.85      02/14/13        2,492,120
   4,669    Hawaiian Telecom,                                          04/30/12 to
               Inc., Term Loan..........   Ba3       B-         7.60      10/31/12        4,688,840
   1,643    Orius Corp., LLC,                               11.75 to   01/23/09 to
               Term Loan (a)(d)(e)......   NR        NR        12.25      01/23/10          291,627
   5,500    Paetec Holding Corp.,
               Term Loan................   B2        B          8.82      02/28/13        5,583,875
     828    Sorenson
               Communications,
               Inc., Term Loan..........   NR        NR        12.32      02/16/14          847,703
                                                                                     --------------
                                                                                         26,572,394
                                                                                     --------------
            TELECOMMUNICATIONS - LONG DISTANCE 0.7%
   3,850    Intelsat, Ltd., Term
               Loan (Bermuda)...........   B2        B+         7.86      02/01/14        3,868,561
   7,459    Time Warner Telecom,
               Inc., Term Loan..........   Ba2       B          7.32      01/07/13        7,508,221
                                                                                     --------------
                                                                                         11,376,782
                                                                                     --------------
            TELECOMMUNICATIONS-WIRELESS 1.2%
   3,513    Cellular South, Inc.,                            7.07 to
               Term Loan................   NR        NR         8.75      05/04/11        3,530,352
  11,917    Centennial Cellular,                             7.35 to
               Inc., Term Loan..........   Ba2       B          7.36      02/09/11       12,025,907
   1,787    Cricket
               Communications,
               Inc., Term Loan..........   B1        B          7.60      06/16/13        1,803,472
   1,642    MetroPCS Wireless,
               Inc., Term Loan..........   B1        B          7.63      11/03/13        1,654,268
                                                                                     --------------
                                                                                         19,013,999
                                                                                     --------------
            TEXTILES & LEATHER 2.3%
   6,042    Gold Toe Investment                              8.09 to   10/30/13 to
               Corp., Term Loan.........   Caa1      CCC+      11.36      04/30/14        6,145,136
  11,938    HanesBrands, Inc.,                               7.11 to
               Term Loan................   Ba2       BB-        9.11      09/05/13       12,136,622
   3,850    Levi Strauss & Co,
               Term Loan................   B2        B          7.59      03/27/14        3,824,736
   5,786    Propex Fabrics, Inc.,
               Term Loan................   Ba3       B          8.36      07/31/12        5,792,753

   4,027    St. John Knits
               International, Inc.,
               Term Loan................   B1        B+         8.35      03/21/12        4,057,425
   3,488    Varsity Brands, Inc.,                            8.13 to
               Term Loan................   NR        NR         8.19      02/22/14        3,531,094
                                                                                     --------------
                                                                                         35,487,766
                                                                                     --------------
            TRANSPORTATION - CARGO 0.8%
   1,100    Cardinal Logistics
               Management, Inc.,
               Term Loan................   NR        NR         9.07      09/23/13        1,094,500
   5,572    Jacobson Acquisition                             8.59 to   04/07/09 to
               Co., Term Loan...........   NR        NR        10.75      04/07/11        5,586,021
   2,108    Kenan Advantage
               Group, Inc., Term
               Loan.....................   NR        NR         8.35      12/16/11        2,123,811
   2,865    Quality Distribution,
               Inc., Term Loan..........   Ba3       B-         8.32      11/13/09        2,872,549
                                                                                     --------------
                                                                                         11,676,881
                                                                                     --------------
            TRANSPORTATION - PERSONAL 0.1%
     934    Neoplan USA Corp.,
               Revolving Credit
               Agreement
             (a)(d)(e)(g)...............   NR        NR         8.54      06/30/06          873,056
     500    US Airways Group,
               Inc., Term Loan..........   B2        B          7.85      03/24/14          502,875
                                                                                     --------------
                                                                                          1,375,931
                                                                                     --------------
            TRANSPORTATION-RAIL MANUFACTURING 0.8%
   9,318    Helm Holding Corp.,
               Term Loan................   NR        NR         7.86      07/08/11        9,346,709
   2,185    Standard Steel, LLC,                             7.82 to
               Term Loan................   B2        B+         7.85      06/30/12        2,204,119
                                                                                     --------------
                                                                                         11,550,828
                                                                                     --------------
            UTILITIES 5.3%
   1,200    Astoria Generating
               Co., LP, Term Loan.......   B3        B          9.10      08/23/13        1,214,584
  13,750    First Light Power
               Resources, Term                               7.85 to   11/01/13 to
               Loan.....................   B1        B+         9.85      05/01/14       13,918,325

   3,075    InfrastruX Group, Inc.,
               Term Loan................   B2        B+         8.57      11/03/12        3,097,609
   2,933    Longview Power LLC,                              7.61 to
               Term Loan................   Ba3       BB-        7.63      02/28/14        2,956,251
  16,793    NRG Energy, Inc.,
               Term Loan (b)............   Ba1       BB-        7.35      02/01/13       16,940,345
   6,300    Primary Energy
               Operating, LLC,
               Term Loan................   NR        NR         8.11      08/24/09        6,323,625
   2,746    Reliant Energy
               Resources Corp.,                              5.19 to
               Term Loan................   B2        B          7.70      12/01/10        2,771,571
  27,500    Thermal North
               America, Term                                 8.07 to
               Loan.....................   B1        BB-        8.10      10/24/08       27,740,625
     260    TPF Generation
               Holdings, LLC,
               Revolving Credit
               Agreement................   Ba3       B+         7.37      12/15/13          261,625
   7,429    TPF Generation
               Holdings, LLC, Term                                     12/15/13 to
               Loan.....................   B3        B-         9.60      12/15/14        7,519,211
                                                                                     --------------
                                                                                         82,743,771
                                                                                     --------------
TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS 174.6%................................    2,704,646,061
                                                                                     --------------

DESCRIPTION                                                                           VALUE
-----------                                                                       --------------
NOTES 2.3%
Boise Cascade, LLC ($3,700,000 par, 8.23% coupon, maturing 10/15/12)(h)........   $    3,718,500
Builders FirstSource, Inc. ($8,700,000 par, 9.61% coupon, maturing
   02/15/12)(h)................................................................        8,884,875
Compression Polymers Corp. ($2,700,000 par, 12.12% coupon, maturing 07/01/12)
   (h).........................................................................        2,801,250
Del Laboratories, Inc. ($5,400,000 par, 10.36% coupon, maturing 11/01/11)(h)...        5,622,750
Qwest Corp. ($3,500,000 par, 8.61% coupon, maturing 06/15/13) (h)..............        3,845,625
Rogers Wireless Communications, Inc. ($9,000,000 par, 8.48% coupon, maturing
   12/15/10)  (Canada) (h).....................................................        9,202,500
Verso Paper Holding, LLC ($1,500,000 par, 9.11% coupon, maturing 08/01/14)
   (h)(i)......................................................................        1,552,500
                                                                                  --------------
TOTAL NOTES....................................................................       35,628,000
                                                                                  --------------
EQUITIES 0.0%
Aladdin Gaming Holdings, LLC (7.84% Ownership Interest, Acquired 09/03/04,
   Cost $470,400) (j)(k).......................................................   $       15,250
Environmental Systems Products Holdings, Inc. (3,275 common shares,
   Acquired 06/22/04, Cost $0) (j)(k)..........................................                0
Gentek, Inc. (1,600 common shares, Acquired 09/19/06, Cost $0) (j)(k)..........           52,416
 Gentek, Inc. (Warrants for 2,501 common shares, Expiration date 10/31/10,
   Acquired 09/19/06, Cost $0) (j)(k)..........................................          107,860
IDT Corp. (22,898 common shares) (j)...........................................          253,023
Neoplan USA Corp. (8,517 common shares, Acquired 09/04/03, Cost $85)
   (a)(d)(g)(j)(k).............................................................                0
Neoplan USA Corp. (2,262 preferred shares, Acquired 09/04/03, Cost
    $1,074,521) (a)(d)(g)(j)(k)..................................................              0
Railworks Corp. (Warrants for 865 common shares, Expiration date 06/14/11,
   Acquired 02/10/03 Cost $ 0) (j)(k)..........................................                0
Rotech Medical Corp. (48,485 common shares, Acquired 06/12/02, Cost
   $193,940) (j)(k)............................................................                0
Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (j)(k)                      0
                                                                                  --------------
TOTAL EQUITIES.................................................................          428,549
                                                                                  --------------
TOTAL LONG-TERM INVESTMENTS 176.9%
   (Cost $2,736,911,914).......................................................    2,740,702,610
                                                                                  --------------
SHORT-TERM INVESTMENTS 3.5%
REPURCHASE AGREEMENTS 3.4%
State Street Bank & Trust Co. ($52,000,000 par collateralized by
   U.S. Government obligations in a pooled cash account,

   interest rate of 5.02%, dated 04/30/07, to be sold on 05/01/07
   at $52,007,251) (b).........................................................   $   52,000,000
TIME DEPOSIT 0.1%
State Street Bank & Trust Corp. ($2,311,148 par, 2.80%
   coupon, dated 04/30/07, to be sold on 05/01/07 at $2,311,328) (b)...........        2,311,148
                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS 3.5%
   (Cost $54,311,148)..........................................................       54,311,148
                                                                                  --------------
TOTAL INVESTMENTS 180.4%
   (Cost $2,791,223,062).......................................................    2,795,013,758
BORROWINGS (36.1%).............................................................     (559,000,000)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (45.2%).................         (700,466,803)
OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%....................................       14,047,512
                                                                                  --------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%..................................   $1,549,594,467
                                                                                  --------------

NR - Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Bank loan ratings are unaudited.

Industry percentages are calculated as a percentage of net assets applicable to common shares.

(a)  This borrower has filed for protection in federal bankruptcy court.

(b) A portion of this security is designated in connection with unfunded loan commitments.

(c)  Payment-in-kind security.


(d)  This borrower is currently in liquidation.

(e)  This Senior Loan interest is non-income producing.

(f) The borrower is in the process of restructuring or amending the terms of this loan.

(g)  Affiliated company.

(h) Variable rate security. Interest rate shown is that in effect at April 30, 2007.

(i) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(j) Non-income producing security as the stock or warrant currently does not declare dividends.

(k) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.1% of the net assets applicable to common shares of the Trust.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2007:
CREDIT DEFAULT SWAPS

                                                          PAY/
                                                        RECEIVE                NOTIONAL    UNREALIZED
                                            BUY/SELL     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY          REFERENCE ENTITY     PROTECTION     RATE       DATE        (000)    DEPRECIATION
------------        --------------------   ----------   -------   ----------   --------   ------------
Goldman Sachs       Standard Pacific
   Credit              Corporation
   Partners, L.P.                             Sell       3.40%     03/20/14     $2,500      $(42,489)
Goldman Sachs       Standard Pacific
   Credit              Corporation            Sell       3.70%     06/20/14      2,500        (8,548)
   Partners, L.P.
Goldman Sachs       K. Hovnanian
   Credit              Enterprises, Inc.      Sell       2.15%     09/20/09      1,500         4,972
   Partners, L.P.
Goldman Sachs       K. Hovnanian
   Credit              Enterprises, Inc.
   Partners, L.P.                             Sell       3.75%     06/20/09      1,500        31,199
                                                                                            --------
                                                                                            $(14,866)
                                                                                            ========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Van Kampen Senior Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 21, 2007